Loans - Summary of Average Net Investment in Impaired Loans and Interest Income Recognized and Received on Impaired Loans (Detail) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	$ 2,039	$ 2,303	$ 7,220
Interest Income Recognized	40	161	335
Interest Income Received	47	202	440
Real Estate Mortgage Loans [Member] | One-to Four-Family Residential [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	458	289	1,552
Interest Income Recognized	9	18	34
Interest Income Received	7	16	66
Real Estate Mortgage Loans [Member] | Commercial Real Estate and Multi-Family [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	891	1,317	4,841
Interest Income Recognized	19	115	301
Interest Income Received	26	135	339
Real Estate Mortgage Loans [Member] | Construction and Land [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	157	119	102
Interest Income Received	2	12	2
Commercial Loans [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	533	578	725
Interest Income Recognized	12	28
Interest Income Received	$ 12	$ 39	$ 33